Long-term debt - Scrubber Financing (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Atradius Facility
Debt Instrument [Line Items]
Number of vessels financed for scrubber equipment and installation	42
Songa Vessels
Debt Instrument [Line Items]
Number of vessels financed for scrubber equipment and installation	10
Scrubber equipment
Debt Instrument [Line Items]
Remaining borrowing capacity	$ 46,227
Scrubber equipment | Atradius Facility
Debt Instrument [Line Items]
Amount drawn down	33,311
Scrubber equipment | DNB $310,000 Facility
Debt Instrument [Line Items]
Amount drawn down	51,202
Scrubber equipment | SEB Facility
Debt Instrument [Line Items]
Amount drawn down	1,260
Scrubber equipment | ING $100,600 Facility
Debt Instrument [Line Items]
Amount drawn down	5,600
Scrubber equipment | CMBL
Debt Instrument [Line Items]
Amount drawn down	$ 12,165